MAINLAND CHINA EMPLOYEE CONTRIBUTION PLAN	12 Months Ended
Dec. 31, 2022
MAINLAND CHINA EMPLOYEE CONTRIBUTION PLAN
MAINLAND CHINA EMPLOYEE CONTRIBUTION PLAN

13.    MAINLAND CHINA EMPLOYEE CONTRIBUTION PLAN

As stipulated by the regulations of the PRC, full-time employees of the Group in the PRC participate in a government-mandated multiemployer defined contribution plan organized by municipal and provincial governments. Under the plan, certain pension benefits, medical care, unemployment insurance, employee housing fund and other welfare benefits are provided to employees. The Group is required to make contributions to the plan based on certain percentages of employees’ salaries. The total expenses for the plan were RMB15,420,000, RMB6,532,000 and RMB 2,484,000 (US$367,902) for the years ended December 31, 2020, 2021 and 2022, respectively.